SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) - shares		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		658,907	783,907
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		442,240	717,240
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	16,667	66,667
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		200,000

[1]	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in NOTE 7.